Value of Business Acquired	12 Months Ended
Dec. 31, 2011
Value of Business Acquired
5.	VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

	2011	2010	2009

	(in thousands)
Balance, beginning of period	$32,497	$52,596	$78,382
Amortization - Impact of assumption and experience unlocking and true-ups (1)	(1,489)	(1,494)	(2,020)
Amortization - All other (1)	(15,967)	(10,295)	(14,017)
Interest (2)	2,288	2,965	3,735
Change in unrealized gains/losses	11,681	(11,275)	(13,083)
Impact of adoption of SOP 05-01	-	-	(401)

Balance, end of year	$29,010	$32,497	$52,596

(1)	The weighted average remaining expected life of VOBA was approximately 4.32 years from the date of acquisition.
(2)	The interest accrual rate for the VOBA related to the businesses acquired was 4.81%, 4.97%, and 5.24% for years ended December 31, 2011, 2010, and 2009.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

2012	$6,904
2013	4,692
2014	3,545
2015	2,724
2016	2,126
2017 and thereafter	9,019

Total	$29,010